Fees Summary	Aug. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 326,210.00
Previously Paid Amount	0.00
Total Fee Amount	49.95
Total Offset Amount	0.00
Net Fee	$ 49.95